PROPERTY AND EQUIPMENT, NET (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 hotel	Dec. 31, 2012 hotel	Dec. 31, 2011 hotel	Feb. 28, 2014
PROPERTY AND EQUIPMENT, NET
Depreciation expense	453,637	337,511	229,742
Number of hotels demolished	3	1	1
Property and equipment written off	7,296	3,042	2,411
Gain/loss on disposal of property and equipment	10,734	0	89
Reimbursements receivable	3,000	3,042
Cash received from demolished leased hotel	15,030		2,500	4,553
Number of hotels likely to be demolished	2
Property and equipment aggregate carrying amount	10,981